Stock Options and Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock option activity [Abstract]
Option Outstanding Beginning balance (in Shares)	349,368	30
Weighted Average Exercise Price Outstanding Beginning balance	$ 11.025	$ 10,924.00
Option Outstanding Assumed in recapitalization (in Shares)		35,894
Weighted Average Exercise Price Assumed in recapitalization		$ 11.80
Option Outstanding Cancelled in recapitalization (in Shares)		(30)
Weighted Average Exercise Price Cancelled in recapitalization		$ 10,924.00
Option Outstanding Granted post-recapitalization (in Shares)		313,499
Weighted Average Exercise Price Granted post-recapitalization		$ 10.93
Options Outstanding Granted (in Shares)	326,936
Weighted Average Exercise Price Granted	$ 5.60
Options Outstanding Exercised (in Shares)
Weighted Average Exercise Price Exercised
Options Outstanding Expired or cancelled		(25)
Weighted Average Exercise Price Expired or cancelled		$ 70.00
Option Outstanding Ending balance (in Shares)	676,304	349,368
Weighted Average Exercise Price Outstanding Ending balance	$ 8.40	$ 11.025
Option Outstanding Exercisable (in Shares)	381,293
Weighted Average Exercise Price Exercisable	$ 10.68